Related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related parties [Text Block]

33. Related parties

(a) Group companies

The financial statements include the financial statements of the Company and the following significant subsidiaries:

				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2024	2023
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	HudBay Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	HudBay Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Copper World, Inc.	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%
Mason Resources (US) Inc.	Nevada	Exploration/development	Hudbay Arizona (US)	100%	100%
HudBay Arizona (Barbados) SRL	Barbados	Precious metals sales	Hudbay Arizona Inc.	100%	100%
Copper Mountain Mine (BC) Ltd.	British Columbia	Exploration/development	HMI	75%	75%

Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

(b) Compensation of key management personnel

The Company's key management includes members of the Board of Directors, Hudbay's Chief Executive Officer, Hudbay's senior vice presidents and vice presidents. Total compensation to key management personnel was as follows:

	Year ended December 31,
	2024	2023
Short-term employee benefits[1]	$11.1	$10.7
Post-employment benefits	0.9	0.8
Termination benefits	0.7	-
Long-term share-based awards	5.8	2.9
	$18.5	$14.4

[1] Such as salaries and social security contributions, paid annual leave and paid sick leave, profit-sharing, termination benefits, bonuses and non-monetary benefits (such as medical care, housing, cars and free or subsidized goods or services) for current employees.

(c) Transaction with related parties

All transactions with related parties have occurred in the normal course of the Company's operations.

i. During the year ended December 31, 2024, the Company sold copper concentrate under the provision of a long-term contract with MMC for revenues totaling $274.1 million (December 31, 2023 - $165.4 million) including pricing adjustments. As at December 31, 2024, the Company had $45.3 million (December 31, 2023 - $23.1 million) of trade receivables due from MMC outstanding.

ii. During the year ended December 31, 2024 and December 31, 2023, the Company obtained cash advances on certain concentrate shipments from MMC. For the year ended December 31, 2024, interest expense on these advances amounted to $0.9 million (December 31, 2023 - $0.9 million).

iii. During the year ended December 31, 2024, the Company recorded unrealized foreign exchange losses and foreign currency translation gains on intra-group loan balances totaling $20.7 million (December 31, 2023 - nil) .